Lease Commitments (Tables)	12 Months Ended
Jun. 30, 2012
Future Minimum Rental Payments and Operating Lease Payments under Non Cancelable Operating Leases

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Operating Leases	Vehicle Leases	Total
Year ending June 30,
2013	$9,606	$10,107	$19,713
2014	6,654	9,134	15,788
2015	5,330	8,118	13,448
2016	4,156	6,131	10,287
2017	2,404	3,171	5,575
2018 and thereafter	3,807	—	3,807

Total minimum payments	$31,957	$36,661	$68,618